OTHER NON-INTEREST INCOME (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Other Noninterest Income Details [Abstract]
Income from insurance operations		€ 514	€ 633	€ 777
Gain on disposal of subsidiaries		0	158	0
Gain on disposal of premises		0	1	13
Hotel revenues		28	27	31
Other		262	98	41
Total	$ 1,115	€ 804	€ 917	€ 862